Share-based compensation - Share and performance-based compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share and performance-based compensation expense [Abstract]
Performance-based share expense	$ 1,441	$ 1,587	$ 1,090
Service-based share expense	1,263	257	244
Total share-based compensation expense before income tax	2,704	1,844	1,334
Income tax	0	0	0
Total share-based compensation expense, net of income tax	2,704	$ 1,844	$ 1,334
Unrecognized compensation expense	$ 1,872
Weighted average period of expense recognition	2 years